Stock-Based Compensation - Summary of Stock Options Available for Grant (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant [Roll Forward]
Shares Available for Grant, Beginning balance (in shares)	22,087,623	22,944,379
Granted (in shares)	(597,927)	(856,756)
Shares Available for Grant, Ending balance (in shares)	21,489,696	22,087,623